Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Rate (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Components Of Income Tax Expense Benefit [Line Items]
Impairment on LIH investments		$ 18,351
Statutory income tax rate	21.00%	35.00%
Scenario, Forecast [Member]
Components Of Income Tax Expense Benefit [Line Items]
Statutory income tax rate	21.00%